Goodwill (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Credit Derivatives [Line Items]
Goodwill	$ 25,093,000	$ 25,093,000	$ 46,400,000	$ 25,093,000
Cash		$ 201,000	201,000
Goodwill, Not Allocated, Amount			46,600,000
Debt, Current			11,900,000
Long-Term Debt, Fair Value			34,700,000
Reporting Unit, Amount of Fair Value in Excess of Carrying Amount			$ 5,100,000
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount			14.70%
Valuation, Market Approach [Member]
Credit Derivatives [Line Items]
Goodwill			$ 49,800,000
Weighted good will market approach, percentage			30.00%
Valuation, Income Approach [Member]
Credit Derivatives [Line Items]
Goodwill			$ 44,900,000
Weighted goodwill income approach, percentage			70.00%